Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2019	180,000	$2.57	$-
Granted	420,000	$1.67	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	315,000	$1.67	-
Granted	300,000	$1.74	-
Vested	(422,500)	$1.85	-
Unvested as of December 31, 2020	192,500	$1.85	$134,750

Schedule of warrant activity
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31
Granted	13,976,252	$0.69	5.50
Forfeited	-	$-	-
Exercised	(5,327,274)	$0.11	-
December 31, 2020	13,976,252	$0.69	5.18